Certain risks and concentration - Summary of Changes in Level 3 Financial Assets for Debt Investment-Convertible Note (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair value measurement
Balance at the beginning of year		$ 49,008	$ 34,837
Acquisition	$ 10,007	(6,226)	7,171
Balance at the end of year	2,550		49,008
Level 3
Fair value measurement
Balance at the beginning of year		$ 49,008
Acquisition	2,550
Balance at the end of year	$ 2,550		$ 49,008